Property and Equipment, Net (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment, Net [Line Items]
Depreciation expenses	$ 28,004	$ 19,500	$ 31,173
Impairment loss
Previously Reported [Member]
Property and Equipment, Net [Line Items]
Depreciation expenses		$ 19,502